INVESTMENTS	12 Months Ended
Dec. 31, 2023
INVESTMENTS
INVESTMENTS

7.INVESTMENTS

The investments balance consists of:

	At December 31	At December 31
(in thousands)	2023	2022

Investments:
Equity instruments
Shares	$10,390	$8,022
Warrants	127	87
Convertible Debentures	15,565	—
Physical Uranium	276,815	162,536
	$302,897	$170,645

Investments-by balance sheet presentation:
Current	$10,400	$8,022
Long-term	292,497	162,623
	$302,897	$170,645

The investments continuity summary is as follows:

	Equity	Convertible	Physical	Total
(in thousands)	Instruments	Debentures	Uranium	Investments

Balance-January 1, 2022	$14,578	$—	$133,114	$147,692
Change in fair value gain to profit and (loss) (note 20)	(6,469)	—	29,422	22,953
Balance-December 31, 2022	$8,109	$—	$162,536	$170,645
Purchase of investments	2,417	15,000	—	17,417
Sale of investments	—	—	(19,901)	(19,901)
Change in fair value gain to profit and (loss) (note 20)	(9)	565	134,180	134,736
Balance-December 31, 2023	$10,517	$15,565	$276,815	$302,897

At December 31, 2023, the Company holds equity instruments consisting of shares and warrants in publicly traded companies as well as convertible debt instruments. Non-current instruments consist of warrants in publicly traded companies exercisable for a period more than one year after the balance sheet date as well as convertible debt instruments convertible and redeemable for a period more than one year after the balance sheet date.

Investment in uranium

During the year ended December 31, 2023, the Company sold 200,000 pounds of physical uranium as uranium oxide concentrates (“U3O8”) at a weighted average price of $99.50 (US$73.38) per pound. As at December 31, 2023, the Company holds a total of 2,300,000 pounds of physical uranium as U3O8 at a cost of $84,377,000 (US$68,240,000 or US$29.67 per pound U3O8), including purchase commissions. Refer to note 26 for additional details.

Investment in convertible debentures

During the year ended December 31, 2023, the Company completed a $15,000,000 strategic investment in F3 Uranium Corp. (“F3”) in the form of unsecured convertible debentures (the “Debentures”). The Debentures carry a 9% coupon (the “Interest”), payable quarterly over a 5-year term and will be convertible at Denison’s option into common shares of F3 at a conversion price of $0.56 per share. F3 has, at its sole discretion, the right to pay up to one-third of the Interest in common shares of F3 issued at a price per common share equal to the volume weighted average share price of F3’s common shares on the TSX Venture Exchange for the 20 trading days ending on the day prior to the date on which such payment of Interest is due. F3 will also have certain redemption rights on or after the third anniversary of the date of issuance of the Debentures and/or in the event of an F3 change of control. This investment is classified as financial assets measured at fair value through profit or loss. At December 31, 2023, the fair value of the Debentures was estimated to be $15,565,000, and a gain of $565,000 was recorded in the Consolidated Statements of Income and Comprehensive Income. Refer to note 20 and note 23 for additional details.